Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Disaggregation of Revenue [Abstract]
Summary of Revenues
Revenues by source consisted of the following:

	For the Year Ended December 31,
	2022	2023	2024
Vehicle sales	24,839,637	28,010,857	35,829,402
Services and others	2,015,482	2,665,210	5,036,907

Total	26,855,119	30,676,067	40,866,309